RELATED PARTY TRANSACTIONS (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Professional fees expense	$ 315,049	$ 188,127
Capital stock issuance costs, net of recoveries	1,491,489	765,203
Remuneration	1,466,109	577,690
Share-based compensation	2,544,834	2,451,021
Amounts receivable, related party transactions	119,604	61,104
Koffman Kalef, LLP [Member]
Statements [Line Items]
Professional fees expense	79,804	40,244
Capital stock issuance costs, net of recoveries	259,081	94,945
Amounts payable, related party transactions	105,375	103,195
Employee Providing Technical Services [Member]
Statements [Line Items]
Remuneration	370,216	166,282
Share-based compensation	214,833	165,855
Employee Providing Technical Services [Member] | Recorded as exploration and evaluation expenditures [Member]
Statements [Line Items]
Remuneration	215,156	130,544
Share-based compensation	126,927	165,855
Employee Providing Technical Services [Member] | Expensed [Member]
Statements [Line Items]
Remuneration	155,060	35,738
Services received, related party transactions
Share-based compensation	87,906
A consultant providing technical services [Member]
Statements [Line Items]
Services received, related party transactions		76,640
Share-based compensation		33,719
Goldsource Mines Inc. [Member]
Statements [Line Items]
Services received, related party transactions	138,541	176,174
Amounts receivable, related party transactions	79,105	$ 61,104
President [Member]
Statements [Line Items]
Amounts receivable, related party transactions	$ 40,499
Interest rate	2.00%